Guarantees and commitments (Details 2)	12 Months Ended		3 Months Ended			6 Months Ended		91 Months Ended		91 Months Ended		91 Months Ended		91 Months Ended
	Jun. 30, 2012 CHF	Jun. 30, 2011 CHF	Jun. 30, 2011 RMBS USD ($)	Mar. 31, 2011 RMBS USD ($)	Jun. 30, 2010 RMBS USD ($)	Jun. 30, 2011 RMBS USD ($)	Jun. 30, 2010 RMBS USD ($)	Jun. 30, 2011 RMBS USD ($)	Dec. 31, 2010 RMBS USD ($)	Jun. 30, 2011 RMBS Government-sponsored enterprises USD ($)	Dec. 31, 2010 RMBS Government-sponsored enterprises USD ($)	Jun. 30, 2011 RMBS Private investors, primarily banks USD ($)	Dec. 31, 2010 RMBS Private investors, primarily banks USD ($)	Jun. 30, 2011 RMBS Non-agency securitizations USD ($)
Guarantees and commitments
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		700,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers, within next twelve months	700,000,000
Guarantees
Residential mortgage loans sold								158,500,000,000		8,200,000,000		21,800,000,000		128,500,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date														33,400,000,000
Borrower payments on mortgage loans sold														80,800,000,000
Loan defaults on mortgage loans sold														14,300,000,000
Outstanding repurchase claims			1,631,000,000			1,631,000,000		1,631,000,000	473,000,000	60,000,000	39,000,000	487,000,000	434,000,000	1,084,000,000
Provisions related to repurchase claims			48,000,000			48,000,000		48,000,000	29,000,000
Losses from repurchase of residential mortgage loans			$ 0	$ 3,000,000	$ 5,000,000	$ 3,000,000	$ 11,000,000